SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure For Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
Subsidiaries	Percentage ownership
	2020	2019

I.M.C. Holdings Ltd ("IMC")	100%	100%
Focus Medical Herbs Ltd. ("Focus") *)	74%	74%
I.M.C Farms Israel Ltd. ("IMC Farms")	100%	100%
I.M.C Ventures Ltd. ("IMC Ventures")	75%	75%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda	100%	100%
Adjupharm GmbH ("Adjupharm")	92.5%	95%

*) See also Note 1b(1)

Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment [Table Text Block]
	%	Mainly %

Buildings	3	3
Greenhouse production equipment	7 - 25	20
Greenhouse structure	12.5	12.5
Motor vehicles	15	15
Computer, software and equipment	20 - 33	33
Leasehold improvements	See below	See below

Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets [Table Text Block]
Years

Licenses arose from acquisition of subsidiary (see Note 6)	indefinite
Other intangibles	6 - 15